Commitments and Contingencies (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies [Line Items]
Other hotel expenses	$ 66,555	$ 251,693	$ 268,265	$ 480,179	$ 952,674	$ 900,582	$ 907,301
Franchise
Commitments and Contingencies [Line Items]
Other hotel expenses	$ 3,202	$ 20,954	$ 17,261	$ 38,702	$ 76,707	$ 72,095	$ 69,300